SCHEDULE OF FAIR VALUE ASSUMPTIONS USED IN VALUATION OF SHARE RIGHTS (Details) - $ / shares		Dec. 31, 2025	Jan. 21, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right		$ 10.00
Measurement Input Market Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Market adjustment	[1]		10.00%
IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right			$ 0.083
IPO [Member] | Measurement Input Underlying Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right			9.91
IPO [Member] | Measurement Input Pre-Adjusted Value Per Share Right [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right			$ 0.83

[1]	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of the Initial Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded right prices to simulated model outputs. The market adjustment was determined by calibrating traded share rights prices as of the valuation dates.